12. Fair Value Measurement (Details - Warrants) - Warrant [Member]	12 Months Ended
Dec. 31, 2020
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement	0.58%-0.77%
Measurement Input, Price Volatility [Member]
Fair Value Measurement	82.20%-82.36%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement	0%
Measurement Input, Expected Term [Member]
Fair Value Measurement	5 years